CONDENSED CONSOLIDATING FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Condensed Financial Statements [Text Block]
35.	CONDENSED CONSOLIDATING FINANCIAL INFORMATION

The following information is presented as required under Rule 3-10 of Regulation S-X, in connection with the company’s 2017 Notes and Floating Rate Notes. The company has not presented separate financial statements and other disclosures concerning the guarantor subsidiaries because management has determined that such information will not be material to the holders of the Notes; however, the following condensed consolidating financial information is being provided for each of the periods ended December 31, 2012, September 30, 2012, December 31, 2011 and December 31, 2010. Investments in subsidiaries are accounted for on an equity basis. The principal elimination entries eliminate investments in subsidiaries and intercompany balances.

Supplemental Consolidating Balance Sheet

As at December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.8	$8.9	$6.9	$–	$16.6
Restricted Cash	0.7	–	–	–	0.7
Accounts receivable	2.3	111.0	0.7	–	114.0
Inventories	–	125.0	–	–	125.0
Prepaids and other	0.7	7.5	0.7	–	8.9
Assets held for sale	–	34.3	–	–	34.3
	4.5	286.7	8.3	–	299.5
Property, plant and equipment	387.1	76.0	148.5	–	611.6
Goodwill	56.7	–	–	–	56.7
Advances to related companies	234.2	348.2	(0.8)	(581.6)	–
Investments, net of equity loss in related companies	93.7	–	–	(93.7)	–
Other assets	24.3	9.7	0.6	(23.6)	11.0
	$800.5	$720.6	$156.6	$(698.9)	$978.8
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$27.9	$76.0	$9.9	$–	$113.8
Current portion of long-term debt	6.5	0.1	–	–	6.6
Liabilities associated with assets held for sale	–	15.2	–	–	15.2
	34.4	91.3	9.9	–	135.6
Long-term debt	308.2	–	113.8	–	422.0
Advances from related companies	320.4	236.6	24.6	(581.6)	–
Employee future benefits	9.7	280.0	–	–	289.7
Other long-term obligations	5.2	3.7	–	–	8.9
Deferred income taxes	–	–	23.6	(23.6)	–
	677.9	611.6	171.9	(605.2)	856.2
Equity (Deficiency)
Shareholders’ equity (Deficiency)
Common stock	144.9	–	–	–	144.9
Additional paid-in capital	–	–	–	–	–
Retained earnings (deficit)	(35.2)	3.5	(4.8)	1.3	(35.2)
Accumulated other comprehensive income (loss)	6.6	5.8	–	(5.8)	6.6
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	116.3	109.0	(15.3)	(93.7)	116.3
Non-controlling interest (deficit)	6.3	–	–	–	6.3
	122.6	109.0	(15.3)	(93.7)	122.6
	$800.5	$720.6	$156.6	$(698.9)	$978.8

Supplemental Consolidating Statement of Earnings (Loss)

For the three months ended December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$260.6	$4.6	$(4.7)	$260.5
Operating expenses
Cost of sales, excluding depreciation and amortization	4.4	243.9	2.0	(4.7)	245.6
Depreciation and amortization	8.8	2.2	1.9	–	12.9
Selling, general and administrative	4.6	3.1	–	–	7.7
	17.8	249.2	3.9	(4.7)	266.2
Operating earnings (loss)	(17.8)	11.4	0.7	–	(5.7)
Interest expense, net	(4.6)	(3.7)	(3.3)	–	(11.6)
Foreign exchange loss on long-term debt	(3.2)	–	–	–	(3.2)
Equity earnings in Partnership	8.8	–	–	(8.8)	–
Other income (expense), net	1.4	(1.1)	(0.2)	–	0.1
Earnings (loss) before reorganization items and income taxes	(15.4)	6.6	(2.8)	(8.8)	(20.4)
Reorganization items, net	(10.6)	8.7	(1.3)	–	(3.2)
Income (loss) before income taxes	(26.0)	15.3	(4.1)	(8.8)	(23.6)
Income tax expense (recovery)	0.7	0.6	(1.1)	–	0.2
Earnings (loss) from continuing operations	(26.7)	14.7	(3.0)	(8.8)	(23.8)
Earnings (loss) from discontinued operations net of tax	(12.9)	(11.5)	(1.4)	12.9	(12.9)
Net earnings (loss)	(39.6)	3.2	(4.4)	4.1	(36.7)
Net (earnings) loss attributable to non-controlling interest	1.5	–	–	–	1.5
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(38.1)	3.2	(4.4)	4.1	(35.2)
Equity in earnings (loss) of subsidiaries	2.9	–	–	(2.9)	–
Net earnings (loss) attributable to the company	$(35.2)	$3.2	$(4.4)	$1.2	$(35.2)

Supplemental Consolidating Statement of Cash Flows

For the three months ended December 31, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$(90.5)	$160.9	$(22.2)	$3.9	$52.1
Investing
Additions to property, plant and equipment	(4.2)	(3.2)	(3.0)	–	(10.4)
Proceeds from sale of property, plant and equipment	–	0.8	–	–	0.8
Decrease in restricted cash	2.9	0.5	–	–	3.4
Cash flows provided (used) by operations	(1.3)	(1.9)	(3.0)	–	(6.2)
Financing
Increase (decrease) in advances to related companies	132.3	(153.8)	25.4	(3.9)	–
Decrease in revolving loan	(40.0)	–	–	–	(40.0)
Distribution received (paid)	–	0.4	(0.4)	–	–
	92.3	(153.4)	25.0	(3.9)	(40.0)
Cash and cash equivalents, increase (decrease) in the period	0.5	5.6	(0.2)	–	5.9
Cash and cash equivalents, beginning of period	0.3	5.2	7.1	–	12.6
Cash and cash equivalents, end of period	$0.8	$10.8	$6.9	$–	$18.5

Supplemental Consolidating Balance Sheet

As at September 30, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$0.3	$4.8	$7.1	$–	$12.2
Restricted cash	3.6	0.1	–	–	3.7
Accounts receivable	1.9	138.8	0.1	–	140.8
Inventories	–	131.5	–	–	131.5
Prepaids and other	0.3	12.3	0.4	–	13.0
Assets held for sale	–	56.2	–	–	56.2
	6.1	343.7	7.6	–	357.4
Property, plant and equipment	390.5	76.2	147.4	–	614.1
Goodwill	56.7	–	–	–	56.7
Advances to related companies	239.7	295.9	1.0	(536.6)	–
Investments, net of equity loss in related companies	89.2	–	–	(89.2)	–
Other assets	25.1	10.8	0.6	(24.6)	11.9
	$807.3	$726.6	$156.6	$(650.4)	$1,040.1
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$15.7	$75.6	$6.2	$–	$97.5
Current portion of long-term debt	6.6	0.1	–	–	6.7
Liabilities associated with assets held for sale	–	14.9	(0.1)	–	14.8
	22.3	90.6	6.1	–	119.0
Long-term debt	345.1	–	113.8	–	458.9
Advances from related companies	271.3	242.7	22.6	(536.6)	–
Employee future benefits	10.4	290.0	–	–	300.4
Other long-term obligations	5.4	3.6	–	–	9.0
Deferred income taxes	–	–	24.6	(24.6)	–
	654.5	626.9	167.1	(561.2)	887.3
Equity (Deficiency)
Shareholders’ equity (Deficiency)
Common stock	144.9	–	–	–	144.9
Additional paid-in capital	–	–	–	–	–
Retained earnings (deficit)	–	–	–	–	–
Accumulated other comprehensive income (loss)	–	–	–	–	–
Predecessor equity	–	99.7	(10.5)	(89.2)	–
	144.9	99.7	(10.5)	(89.2)	144.9
Non-controlling interest (deficit)	7.9	–	–	–	7.9
	152.8	99.7	(10.5)	(89.2)	152.8
	$807.3	$726.6	$156.6	$(650.4)	$1,040.1

Supplemental Consolidating Statement of Earnings (Loss)

For the nine months ended September 30, 2012 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$797.7	$15.6	$(15.6)	$797.7
Operating expenses
Cost of sales, excluding depreciation and amortization	13.2	715.3	5.1	(15.6)	718.0
Depreciation and amortization	15.4	4.1	3.9	–	23.4
Selling, general and administrative	13.8	12.4	–	–	26.2
Restructuring	5.3	–	–	–	5.3
	47.7	731.8	9.0	(15.6)	772.9
Operating earnings (loss)	(47.7)	65.9	6.6	–	24.8
Interest expense, net	(30.5)	(20.0)	(9.8)	–	(60.3)
Foreign exchange gain on long-term debt	24.0	–	–	–	24.0
Equity earnings in Partnership	79.8	–	–	(79.8)	–
Other income (expense), net	(53.1)	54.6	51.6	(55.7)	(2.6)
Earnings (loss) before reorganization items and income taxes	(27.5)	100.5	48.4	(135.5)	(14.1)
Reorganization items, net	512.9	98.4	55.6	–	666.9
Income (loss) before income taxes	485.4	198.9	104.0	(135.5)	652.8
Income tax expense (recovery)	8.4	(21.4)	11.9	–	(1.1)
Earnings (loss) from continuing operations	477.0	220.3	92.1	(135.5)	653.9
Earnings (loss) from discontinued operations, net of tax	(3.6)	(4.1)	0.5	3.6	(3.6)
Net earnings (loss)	473.4	216.2	92.6	(131.9)	650.3
Net (earnings) loss attributable to non-controlling interest	(31.9)	–	–	–	(31.9)
Net earnings (loss) before equity in earnings (loss) of subsidiaries	441.5	216.2	92.6	(131.9)	618.4
Equity in earnings (loss) of subsidiaries	176.9	–	–	(176.9)	–
Net earnings (loss) attributable to the company	$618.4	$216.2	$92.6	$(308.8)	$618.4

Supplemental Consolidating Statement of Cash Flows

For the nine months ended September 30, 2012 (successor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$119.1	$27.5	$38.2	$(228.8)	$(44.0)
Investing
Additions to property, plant and equipment	(4.9)	(4.6)	(2.7)	–	(12.2)
Proceeds from sale of property, plant and equipment	5.5	6.0	–	–	11.5
Increase in restricted cash	(3.6)	(2.8)	–	–	(6.4)
Decrease in other assets	2.6	1.0	0.1	–	3.7
Cash flows used by investing activities	(0.4)	(0.4)	(2.6)	–	(3.4)
Financing
Increase (decrease) in advances to related companies	(155.0)	(95.4)	21.6	228.8	–
Increase in revolving loan	16.0	–	–	–	16.0
Proceeds on issuance of senior secured notes	33.1	–	–	–	33.1
Deferred financing costs	(9.3)	–	–	–	(9.3)
DIP financing costs	(3.8)	–	–	–	(3.8)
Decrease in other long-term debt	(0.7)	(0.2)	–	–	(0.9)
Share issuance costs	(0.2)	–	–	–	(0.2)
Distribution received (paid)	–	56.3	(56.3)	–	–
Cash flows provided (used) by financing activities	(119.9)	(39.3)	(34.7)	228.8	34.9
Cash and cash equivalents, increase (decrease) in the period	(1.2)	(12.2)	0.9	–	(12.5)
Cash and cash equivalents, beginning of the period	1.5	17.4	6.2	–	25.1
Cash and cash equivalents, end of period	$0.3	$5.2	$7.1	$–	$12.6

Supplemental Consolidating Balance Sheet

As at December 31, 2011 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Assets
Current assets
Cash and cash equivalents	$1.5	$17.4	$6.2	$–	$25.1
Accounts receivable	7.9	126.7	0.3	–	134.9
Inventories	–	146.9	–	–	146.9
Prepaids and other	13.4	6.1	0.5	–	20.0
	22.8	297.1	7.0	–	326.9
Property, plant and equipment	226.2	63.1	97.0	–	386.3
Advances to related companies	255.1	237.3	2.1	(494.5)	–
Investments in related companies	(139.6)	–	–	139.6	–
Other assets	33.9	–	0.7	(10.2)	24.4
	$398.4	$597.5	$106.8	$(365.1)	$737.6
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$40.8	$129.1	$4.6	$–	$174.5
Current portion of long-term debt	466.6	0.2	–	–	466.8
	507.4	129.3	4.6	–	641.3
Long-term debt	261.7	–	113.8	–	375.5
Advances from related companies	217.2	253.9	23.4	(494.5)	–
Employee future benefits	14.3	291.4	–	–	305.7
Other long-term obligations	5.5	13.7	–	–	19.2
Deferred income taxes	–	1.0	12.8	(10.2)	3.6
Deferred credits	9.6	–	–	–	9.6
	1,015.7	689.3	154.6	(504.7)	1,354.9
Equity
Shareholders’ equity
Common stock	1,035.2	623.7	(33.3)	(590.4)	1,035.2
Additional paid-in capital	16.6	222.1	4.7	(226.8)	16.6
Retained earnings (deficit)	(1,556.0)	(894.2)	(18.4)	912.6	(1,556.0)
Accumulated other comprehensive income (loss)	(89.4)	(43.4)	(0.8)	44.2	(89.4)
	(593.6)	(91.8)	(47.8)	139.6	(593.6)
Non-controlling interest (deficit)	(23.7)	–	–	–	(23.7)
	(617.3)	(91.8)	(47.8)	139.6	(617.3)
	$398.4	$597.5	$106.8	$(365.1)	$737.6

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2011 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,079.7	$23.4	$(23.4)	$1,079.7
Operating expenses
Cost of sales, excluding depreciation and amortization	20.4	966.7	7.0	(23.4)	970.7
Depreciation and amortization	66.8	25.3	13.4	–	105.5
Selling, general and administrative	20.1	20.1	0.1	–	40.3
Restructuring	5.9	–	–	–	5.9
Impairment and other closure costs	496.2	165.6	–	–	661.8
	609.4	1,177.7	20.5	(23.4)	1,784.2
Operating earnings (loss)	(609.4)	(98.0)	2.9	–	(704.5)
Interest expense, net	(33.3)	(28.6)	(11.3)	–	(73.2)
Foreign exchange loss on long-term debt	(9.7)	–	–	–	(9.7)
Equity earnings in Partnership	61.8	–	–	(61.8)	–
Other income (expense), net	5.7	(8.1)	0.3	–	(2.1)
Income (loss) before income taxes	(584.9)	(134.7)	(8.1)	(61.8)	(789.5)
Income tax expense (recovery)	(57.8)	52.3	(2.9)	–	(8.4)
Earnings (loss) from continuing operations	(527.1)	(187.0)	(5.2)	(61.8)	(781.1)
Earnings (loss) from discontinued operations, net of tax	(195.5)	(195.5)	–	195.5	(195.5)
Net earnings (loss)	(722.6)	(382.5)	(5.2)	133.7	(976.6)
Net (earnings) loss attributable to non-controlling interest	2.6	–	–	–	2.6
Net earnings (loss) before equity in earnings (loss) of subsidiaries	$(720.0)	$(382.5)	$(5.2)	$133.7	$(974.0)
Equity in earnings (loss) of subsidiaries	(254.0)	–	–	254.0	–
Net earnings (loss) attributable to the company	$(974.0)	$(382.5)	$(5.2)	$387.7	$(974.0)

Supplemental Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2011 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$(427.3)	$(37.2)	$5.3	$387.7	$(71.5)
Investing
Additions to property, plant and equipment	(7.8)	(11.0)	(0.9)	–	(19.7)
Proceeds from sale of property, plant and equipment	–	1.2	–	–	1.2
Decrease (increase) in other assets	(1.2)	2.0	–	–	0.8
Cash flows used by investing activities	(9.0)	(7.8)	(0.9)	–	(17.7)
Financing
Increase in advances to related companies	352.3	131.3	–	(483.6)	–
Increase (decrease) in long-term obligations	–	0.2	(0.2)	–	–
Increase in revolving loan	48.0	–	–	–	48.0
Redemption of senior notes	(25.8)	–	–	–	(25.8)
Deferred financing costs	(2.4)	–	–	–	(2.4)
Decrease in other long-term debt	(0.9)	–	–	–	(0.9)
Distribution paid	–	(94.1)	(1.8)	95.9	–
Cash flows provided (used) by financing activities	207.2	37.4	(2.0)	(387.7)	18.9
Cash and cash equivalents, increase (decrease) during year	(65.1)	(7.6)	2.4	–	(70.3)
Cash and cash equivalents, beginning of year	66.6	25.0	3.8	–	95.4
Cash and cash equivalents, end of year	$1.5	$17.4	$6.2	$–	$25.1

Supplemental Consolidating Statement of Earnings (Loss)

For the year ended December 31, 2010 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Sales	$–	$1,051.5	$20.4	$(20.5)	$1,051.4
Operating expenses
Cost of sales, excluding depreciation and amortization	29.1	915.0	6.5	(20.5)	930.1
Depreciation and amortization	69.5	32.8	7.4	–	109.7
Selling, general and administrative	22.6	20.8	–	–	43.4
Restructuring	–	25.3	–	–	25.3
Impairment and other closure costs	232.8	61.7	–	–	294.5
	354.0	1,055.6	13.9	(20.5)	1,403.0
Operating earnings (loss)	(354.0)	(4.1)	6.5	–	(351.6)
Interest expense, net	(32.7)	(28.4)	(10.8)	–	(71.9)
Foreign exchange gain on long-term debt	27.6	–	–	–	27.6
Equity earnings in Partnership	37.0	–	–	(37.0)	–
Other income (expense), net	(11.4)	8.9	(0.1)	–	(2.6)
Earnings (loss) before income taxes	(333.5)	(23.6)	(4.4)	(37.0)	(398.5)
Income tax recovery	(13.3)	(4.9)	(1.6)	–	(19.8)
Earnings (loss) from continuing operations	(320.2)	(18.7)	(2.8)	(37.0)	(378.7)
Loss from discontinued operations, net of tax	(19.5)	(19.5)	–	19.5	(19.5)
Net earnings (loss)	(339.7)	(38.2)	(2.8)	(17.5)	(398.2)
Net (earnings) loss attributable to non-controlling interest	1.3	–	–	–	1.3
Net earnings (loss) before equity in earnings (loss) of subsidiaries	(338.4)	(38.2)	(2.8)	(17.5)	(396.9)
Equity in earnings (loss) of subsidiaries	(58.5)	–	–	58.5	–
Net earnings (loss) attributable to the company	$(396.9)	$(38.2)	$(2.8)	$41.0	$(396.9)

Supplemental Condensed Consolidating Statement of Cash Flows

For the year ended December 31, 2010 (predecessor)

	Catalyst Paper Corporation	Subsidiary guarantors	Subsidiary non-guarantors	Eliminating entries	Consolidated Catalyst Paper Corporation
Cash flows provided (used) by:
Operations
Cash flows provided (used) by operations	$(153.9)	$66.1	$2.7	$41.0	$(44.1)
Investing
Additions to property, plant and equipment	(2.9)	(6.3)	(2.0)	–	(11.2)
Proceeds from sale of property, plant and equipment	0.4	7.5	–	–	7.9
Decrease (increase) in other assets	(1.7)	0.5	–	–	(1.2)
Cash flows provided (used) by investing activities	(4.2)	1.7	(2.0)	–	(4.5)
Financing
Increase (decrease) in advances to related companies	99.5	41.5	0.5	(141.5)	–
Increase (decrease) in long-term obligations	–	1.5	(1.5)	–	–
Increase (decrease) in revolving loan	–	(14.9)	–	0.4	(14.5)
Proceeds on issuance of senior secured notes	98.4	–	–	–	98.4
Proceeds on termination of debt hedges	(8.3)	–	–	–	(8.3)
Deferred financing costs	(4.5)	–	–	–	(4.5)
Settlement on purchase of senior notes	(9.2)	–	–	–	(9.2)
Decrease in other long-term debt	–	(1.0)	–	–	(1.0)
Dividends paid	–	(12.6)	–	12.6	–
Distribution paid	–	(85.7)	(1.8)	87.5	–
Repayment of revolving operating loan	(14.5)	14.5	–	–	–
Cash flows provided (used) by financing activities	161.4	(56.7)	(2.8)	(41.0)	60.9
Cash and cash equivalents, increase (decrease) during year	3.3	11.1	(2.1)	–	12.3
Cash and cash equivalents, beginning of year	63.3	13.9	5.9	–	83.1
Cash and cash equivalents, end of year	$66.6	$25.0	$3.8	$–	$95.4

CONSOLIDATED BALANCE SHEETS

(In millions of Canadian dollars)

	Successor		Predecessor
	As at December 31	As at September 30	As at December 31	As at December 31
	2012	2012	2011	2010	2009	2008
Assets
Current assets
Cash and cash equivalents	$16.6	$12.2	$25.1	$95.4	$83.1	$5.0
Restricted cash	0.7	3.7	–	–	–	–
Accounts receivable	114.0	140.8	134.9	120.6	101.5	221.7
Inventories	125.0	131.5	146.9	139.9	178.3	211.4
Prepaids and other	8.9	13.0	20.0	27.7	25.2	32.8
Assets held for sale	34.3	56.2	–	–	–	–
	299.5	357.4	326.9	383.6	388.1	470.9
Property, plant and equipment	611.6	614.1	386.3	1,285.6	1,664.7	1,854.4
Goodwill	56.7	56.7	–	–	–	–
Other assets	11.0	11.9	24.4	27.0	38.0	65.0
	$978.8	$1,040.1	$737.6	$1,696.2	$2,090.8	$2,390.3
Liabilities
Current liabilities
Accounts payable and accrued liabilities	$113.8	$97.5	$174.5	$171.6	$173.3	$269.4
Current portion of long-term debt	6.6	6.7	466.8	27.0	1.0	75.8
Liabilities associated with assets held for sale	15.2	14.8	–	–	–	–
	135.6	119.0	641.3	198.6	174.3	345.2
Long-term debt	422.0	458.9	375.5	783.9	774.6	894.1
Employee future benefits	289.7	300.4	305.7	269.1	294.6	263.2
Other long-term obligations	8.9	9.0	19.2	20.2	13.4	13.3
Deferred income taxes/deferred credits	–	–	13.2	21.0	38.3	67.9
	856.2	887.3	1,354.9	1,292.8	1,295.2	1,583.7
Equity
Shareholders’ equity (deficit)
Common stock	144.9	144.9	1,035.2	1,035.0	1,035.0	1,035.0
Additional paid-in-capital	–	–	16.6	16.6	16.4	14.6
Retained earnings (deficit)	(35.2)	–	(1,556.0)	(582.0)	(185.1)	(180.7)
Accumulated other comprehensive income (loss)	6.6	–	(89.4)	(46.1)	(52.7)	(46.4)
	116.3	144.9	(593.6)	423.5	813.6	822.5
Non-controlling interest (deficit)	6.3	7.9	(23.7)	(20.1)	(18.0)	(15.9)
	122.6	152.8	(617.3)	403.4	795.6	806.6
	$978.8	$1,040.1	$737.6	$1,696.2	$2,090.8	$2,390.3

CONSOLIDATED STATEMENTS OF EARNINGS

(In millions of Canadian dollars)

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Years ended December 31
	2012	2012	2011	2010	2009	2008
Sales	$260.5	$797.7	$1,079.7	$1,051.4	$1,077.7	$1,696.9
Operating expenses
Cost of sales, excluding depreciation and amortization	245.6	718.0	970.7	930.1	890.0	1,456.5
Depreciation and amortization	12.9	23.4	105.5	109.7	137.3	159.8
Selling, general and administrative	7.7	26.2	40.3	43.4	44.8	46.9
Restructuring and change-of-control	–	5.3	5.9	25.3	17.9	30.1
Impairment	–	–	661.8	294.5	17.4	151.0
	266.2	772.9	1,784.2	1,403.0	1,107.4	1,844.3
Operating earnings (loss)	(5.7)	24.8	(704.5)	(351.6)	(29.7)	(147.4)
Interest expense, net	(11.6)	(60.3)	(73.2)	(71.9)	(69.1)	(74.8)
Gain on cancellation of long-term debt	–	–	–	–	30.7	–
Foreign exchange gain (loss) on long-term debt	(3.2)	24.0	(9.7)	27.6	75.3	(82.2)
Other income (expense), net	0.1	(2.6)	(2.1)	(2.6)	(28.6)	(15.7)
Loss before reorganization items and income taxes	(20.4)	(14.1)	(789.5)	(398.5)	(21.4)	(320.1)
Reorganization items, net	(3.2)	666.9	–	–	–	–
Income (loss) before income taxes	(23.6)	652.8	(789.5)	(398.5)	(21.4)	(320.1)
Income tax expense (recovery)	0.2	(1.1)	(8.4)	(19.8)	(23.1)	(90.7)
Earnings (loss) from continuing operations	(23.8)	653.9	(781.1)	(378.7)	1.7	(229.4)
Gain (loss) from discontinued operations net of tax	(12.9)	(3.6)	(195.5)	(19.5)	(7.3)	10.4
Net earnings (loss)	(36.7)	650.3	(976.6)	(398.2)	(5.6)	(219.0)
Net (earnings) loss attributable to non-controlling interest	1.5	(31.9)	2.6	1.3	1.2	(0.8)
Net earnings (loss) attributable to the Company	$(35.2)	$618.4	$(974.0)	$(396.9)	$(4.4)	$(219.8)

CONSOLIDATED STATEMENTS OF CASH FLOWS

(In millions of Canadian dollars)

	Successor	Predecessor
	Three months ended December 31	Nine months ended September 30	Years ended December 31
	2012	2012	2011	2010	2009	2008
Cash flows provided (used) by:
Operations
Net earnings (loss)	$(36.7)	$650.3	$(976.6)	$(398.2)	$(5.6)	$(219.0)
Items not requiring (providing) cash
Depreciation and amortization	12.9	23.4	112.4	119.3	146.6	165.8
Impairment and other closure costs	8.2	3.3	823.6	294.5	17.4	151.0
Deferred income taxes	0.1	(0.7)	(7.6)	(16.1)	(26.6)	(92.4)
Foreign exchange loss (gain) on long-term debt	3.2	(24.0)	9.7	(27.6)	(75.3)	82.2
Non-cash reorganization items	2.4	(707.4)	–	–	–	–
Non-cash interest on compromised notes	–	48.4	–	–	–	–
Gain on cancellation of long-term debt	–	–	–	(0.6)	(30.7)	–
Employee future benefits, expense over (under) cash contributions	(3.4)	(8.4)	(8.0)	(2.4)	4.3	2.9
Increase (decrease) in other long-term obligations	(0.1)	–	(3.1)	(4.2)	(0.5)	(5.1)
Loss (gain) on disposal of property, plant and equipment	0.4	(6.7)	(0.1)	(7.2)	3.9	(0.4)
Other	0.2	2.6	(1.8)	10.9	4.6	(13.5)
Changes in non-cash working capital	64.9	(24.8)	(20.0)	(12.5)	65.5	6.6
Cash flows provided (used) by operations	52.1	(44.0)	(71.5)	(44.1)	103.6	78.1
Investing
Acquisition of Snowflake newsprint mill	–	–	–	–	–	(172.2)
Additions to property, plant and equipment	(10.4)	(12.2)	(19.7)	(11.2)	(11.5)	(41.9)
Proceeds from sale of property, plant and equipment	0.8	11.5	1.2	7.9	4.5	2.2
Proceeds from termination of interest rate swaps	–	–	–	–	–	7.6
Decrease (increase) in restricted cash	3.4	(6.4)	–	–	–	–
Decrease (increase) in other assets	–	3.7	0.8	(1.2)	4.1	(1.0)
Cash flows provided (used) by investing activities	(6.2)	(3.4)	(17.7)	(4.5)	(2.9)	(205.3)
Financing
Issue of shares, net of share issue costs	–	–	–	–	–	121.1
Share issue costs	–	(0.2)	–	–	–	–
Increase (decrease) in revolving loan and loan payable	(40.0)	16.0	48.0	(14.5)	(45.6)	60.1
Repayment of revolving operating loan	–	–	–	–	–	(47.1)
Repayment of long-term debt	–	–	(25.8)	–	(75.7)	–
Proceeds from long-term debt	–	–	–	–	95.0	–
Proceeds on issuance of senior secured notes	–	33.1	–	98.4	–	–
Note exchange costs	–	–	–	(8.3)	(2.2)	–
Proceeds on termination of debt foreign currency contracts	–	–	–	–	34.7	–
Settlement on purchase of debt securities	–	–	–	(9.2)	(26.9)	–
Deferred financing costs	–	(9.3)	(2.4)	(4.5)	(0.9)	(5.5)
DIP financing costs	–	(3.8)	–	–	–	–
Increase (decrease) in other long-term debt	–	(0.9)	(0.9)	(1.0)	(1.0)	3.6
Cash flows provided (used) by financing activities	(40.0)	34.9	18.9	60.9	(22.6)	132.2
Cash and cash equivalents, increase (decrease) in the year	5.9	(12.5)	(70.3)	12.3	78.1	5.0
Cash and cash equivalents, beginning of year	12.6	25.1	95.4	83.1	5.0	–
Cash and cash equivalents, end of year	$18.5	$12.6	$25.1	$95.4	$83.1	$5.0